Goodwill - Summary of Carrying Amount of Goodwill Allocated to Different Cash-generating Units (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	$ 115,080	$ 128,114
United States [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	33,452	33,451
Rest of North America [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	1,956	1,984
Mexico [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	10,808	13,175
Colombia [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	16,264	18,647
Rest of Middle Americas [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	24,211	25,257
Brazil [Member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	3,341	4,539
Rest of South America [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	1,062	1,101
Europe [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	2,220	2,277
South Africa [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	9,420	13,500
Rest of Africa [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	5,079	6,691
China [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	3,046	3,095
Rest of Asia Pacific [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	3,675	4,397
Global Export [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	$ 545	$ 0